Income per share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Pro forma income per share
Pro forma income per share

K—Income per share

Basic net income per share is computed by dividing net income by the weighted-average number of shares outstanding for the period. Diluted net income per share reflects the potential dilution of non-vested restricted stock awards. The effect of the Company’s outstanding options to purchase 553,282 shares of common stock at $24.11 per share were excluded from the calculation of diluted earnings per share for the three months ended March 31, 2012 because the exercise price of those options was greater than the average market price during the period, and therefore the inclusion of these outstanding options would have been anti-dilutive. The following is the calculation of basic and diluted weighted average shares outstanding and net income per share for the three months ended March 31, 2012:

(in thousands, except for per share data)	Three months ended March 31, 2012
Income (numerator):
Net income—basic and diluted	$26,235
Weighted average shares (denominator):
Weighted average shares—basic	126,803
Non-vested restricted stock	1,178
Weighted average shares—diluted	127,981
Net income per share:
Basic	$0.21
Diluted	$0.20

L—Pro forma income per share

        Pro forma weighted average shares outstanding used in the computation of pro forma basic and diluted income per share attributable to shareholders has been computed taking into account (1) the conversion ratio at the time of the Corporate Reorganization of all Preferred Units and certain Restricted Units into shares of Laredo Holdings common stock as if the conversion occurred as of the beginning of the year and (2) the 20,125,000 shares of common stock issued by the Company in the IPO.

        Basic net income per share is computed by dividing net income by the pro forma weighted-average number of shares outstanding for the period. Diluted net income per share reflects the potential dilution of non-vested restricted stock awards. The following is the calculation of basic and diluted weighted average shares outstanding and net income per share for the year ended December 31, 2011:

(in thousands, except for per share data)	Year ended December 31, 2011
Income (numerator):
Net income—basic and diluted	$105,554
Pro forma weighted average shares (denominator):
Pro forma weighted average shares—basic	107,187
Non-vested restricted stock	912

Pro forma weighted average shares—diluted	108,099
Pro forma net income per share:
Basic	$0.98
Diluted	$0.98